N-2	May 20, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001736035
Amendment Flag	false
Securities Act File Number	814-01299
Document Type	8-K
Entity Registrant Name	Blackstone Secured Lending Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 20, 2024, Blackstone Secured Lending Fund (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into a Sixth Supplemental Indenture (the “
Sixth Supplemental Indenture
” and, together with the Base Indenture (defined herein), the “
Indenture
”) related to the $400,000,000 in aggregate principal amount of its 5.875% notes due 2027 (the “
Notes
”), which supplements that certain Base Indenture, dated as of July 15, 2020 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
”).

Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]
The Notes will mature on November 15, 2027 and may be redeemed in whole or in part at the Fund’s option at any time and from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.875% per year payable semi-annually on May 15 and November 15 of each year, commencing on November 15, 2024. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
 with all existing and future unsecured indebtedness issued by the Fund that are not so subordinated, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.